UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New Markets Income Fund

September 30, 2008

1.808781.104

NMI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.7%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 5,589,000	$ 5,309,550
Cayman Islands - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (e)		2,735,000	2,188,000
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		3,835,000	2,777,307
Germany - 0.5%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		9,310,000	7,075,600
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)		3,965,000	3,925,350
TOTAL GERMANY			11,000,950
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		4,420,000	110,500
0% 7/5/01 (Reg. S) (b)		1,335,000	33,375
TOTAL INDONESIA			143,875
Ireland - 0.4%
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	234,975,501	8,331,215
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (e)		9,570,000	8,804,400
Luxembourg - 4.9%
Evraz Group SA:
8.875% 4/24/13 (e)		9,085,000	6,995,450
9.5% 4/24/18 (e)		2,110,000	1,561,400
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,337,075
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		24,136,000	20,515,600
8.375% 10/14/10 (Reg. S)		9,630,000	8,955,900
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		8,590,000	6,528,400
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		8,180,000	5,807,800
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		2,185,000	1,726,150
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		6,040,000	4,892,400
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 4,930,000	$ 4,091,900
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		5,475,000	3,942,000
TNK-BP Finance SA 7.5% 3/13/13 (e)		5,945,000	4,577,650
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		19,320,000	13,717,200
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		5,260,000	4,050,200
TOTAL LUXEMBOURG			96,699,125
Malaysia - 0.9%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		6,370,000	6,276,361
Petronas Capital Ltd.:
7% 5/22/12		4,635,000	4,896,878
7.875% 5/22/22 (Reg. S)		5,400,000	6,053,940
TOTAL MALAYSIA			17,227,179
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,260,000	5,312,600
Netherlands - 2.2%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	1,650,763
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		7,845,000	6,589,800
9.125% 7/2/18 (e)		7,845,000	6,903,600
Lukoil International Finance BV:
6.356% 6/7/17 (e)		12,220,000	9,226,100
6.656% 6/7/22 (e)		8,145,000	5,457,150
Majapahit Holding BV:
7.75% 10/17/16		3,745,000	3,258,150
7.875% 6/29/37		3,750,000	2,737,500
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		7,430,000	7,244,250
TOTAL NETHERLANDS			43,067,313
Philippines - 0.4%
Development Bank of Philippines 8.375% (f)		3,485,000	3,310,750
National Power Corp. 6.875% 11/2/16 (e)		5,485,000	4,936,500
TOTAL PHILIPPINES			8,247,250
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 4,600,000	$ 4,186,000
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		5,370,000	5,208,900
United Kingdom - 0.4%
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		4,390,000	3,116,900
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		5,800,000	4,756,000
TOTAL UNITED KINGDOM			7,872,900
United States of America - 2.7%
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (f)		7,730,000	7,246,875
8.25% 4/1/15		10,965,000	10,773,113
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,190,000	13,784,925
6.625% 6/15/35 (e)		2,295,000	2,082,713
8.625% 2/1/22		16,955,000	19,905,170
TOTAL UNITED STATES OF AMERICA			53,792,796
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		28,820,000	15,562,800
5.375% 4/12/27		26,330,000	11,453,550
5.5% 4/12/37		11,565,000	5,030,775
TOTAL VENEZUELA			32,047,125
TOTAL NONCONVERTIBLE BONDS (Cost $383,126,552)			312,216,485
Government Obligations - 70.6%

Argentina - 1.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		28,374,748	16,173,606
par 1.33% 12/31/38 (d)		40,705,000	10,176,250
8.375% 12/20/03 (b)		12,860,000	3,600,800
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Argentine Republic: - continued
11% 10/9/06 (b)		$ 3,010,000	$ 842,800
11.75% 4/7/09 (b)		4,145,000	1,160,600
TOTAL ARGENTINA			31,954,056
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		4,137,600	2,792,880
Brazil - 9.7%
Brazilian Federative Republic:
6% 1/17/17		5,065,000	4,905,453
7.125% 1/20/37		23,480,000	24,243,100
8% 1/15/18		14,245,000	15,284,885
8.25% 1/20/34		12,615,000	14,286,488
8.75% 2/4/25		25,690,000	30,057,300
8.875% 10/14/19		12,625,000	14,708,125
8.875% 4/15/24		16,615,000	19,647,238
10.125% 5/15/27		7,325,000	9,632,375
11% 8/17/40		16,195,000	20,324,725
12.25% 3/6/30		12,770,000	19,825,425
12.75% 1/15/20		13,455,000	19,711,575
TOTAL BRAZIL			192,626,689
Colombia - 3.0%
Colombian Republic:
7.375% 9/18/37		17,145,000	17,145,000
8.125% 5/21/24		2,665,000	2,918,175
10.375% 1/28/33		3,750,000	5,025,000
10.75% 1/15/13		8,030,000	9,354,950
11.75% 2/25/20		17,851,000	24,500,498
TOTAL COLOMBIA			58,943,623
Congo - 0.4%
Congo Republic 2.5% 6/30/29 (d)		13,984,000	7,271,680
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (e)		3,890,998	3,667,265
Ecuador - 1.5%
Ecuador Republic:
9.375% 12/15/15 (e)		4,155,000	3,469,425
Government Obligations - continued
		Principal Amount (c)	Value
Ecuador - continued
Ecuador Republic: - continued
10% 8/15/30 (Reg. S)		$ 19,745,000	$ 14,216,400
12% 11/15/12 (Reg. S)		13,678,200	12,447,162
TOTAL ECUADOR			30,132,987
Egypt - 0.5%
Arab Republic of Egypt 8.75% 7/18/12 (e)	EGP	70,170,000	10,296,405
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		5,830,000	5,830,000
8.25% 4/10/32 (Reg. S)		3,585,000	3,692,550
TOTAL EL SALVADOR			9,522,550
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		5,835,000	5,134,800
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (e)		20,920,000	19,455,600
Georgia - 0.3%
Georgia Republic 7.5% 4/15/13		8,075,000	6,823,375
Ghana - 0.8%
Ghana Republic 8.5% 10/4/17 (e)		19,950,000	16,957,500
Indonesia - 2.4%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		8,475,000	8,008,875
6.875% 1/17/18 (e)		11,165,000	10,104,325
7.5% 1/15/16 (e)		5,715,000	5,486,400
7.75% 1/17/38 (e)		15,310,000	13,396,250
8.5% 10/12/35 (e)		12,370,000	11,875,200
TOTAL INDONESIA			48,871,050
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		24,040,000	15,385,600
Ivory Coast - 1.4%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		43,245,000	15,568,200
past due interest 3% 3/30/18 (Reg. S) (b)(f)		33,283,250	11,981,970
TOTAL IVORY COAST			27,550,170
Lebanon - 2.8%
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (f)		11,165,000	10,830,050
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - continued
Lebanese Republic: - continued
7.125% 3/5/10		$ 9,710,000	$ 9,564,350
7.875% 5/20/11 (Reg. S)		7,665,000	7,569,188
8.5% 1/19/16 (Reg. S)		2,555,000	2,478,350
8.625% 6/20/13 (Reg. S)		2,335,000	2,305,813
10.25% 10/6/09 (Reg. S)		5,015,000	5,115,300
11.625% 5/11/16 (Reg. S)		16,060,000	18,187,950
TOTAL LEBANON			56,051,001
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		3,860,000	4,138,692
8.75% 6/1/09		3,860,000	3,957,658
TOTAL MALAYSIA			8,096,350
Mexico - 6.3%
United Mexican States:
6.75% 9/27/34		31,920,000	32,079,600
7.5% 4/8/33		10,380,000	11,340,150
8.125% 12/30/19		13,337,000	15,370,893
8.3% 8/15/31		20,450,000	24,182,125
11.375% 9/15/16		10,850,000	14,511,875
11.5% 5/15/26		17,480,000	27,006,600
TOTAL MEXICO			124,491,243
Pakistan - 0.2%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		2,855,000	1,284,750
7.125% 3/31/16 (e)		6,185,000	2,845,100
TOTAL PAKISTAN			4,129,850
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,423,700
7.25% 3/15/15		3,915,000	4,042,238
8.875% 9/30/27		7,220,000	8,447,400
TOTAL PANAMA			17,913,338
Peru - 1.3%
Peruvian Republic:
6.55% 3/14/37		9,430,000	8,675,600
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
7.35% 7/21/25		$ 11,160,000	$ 11,271,600
9.875% 2/6/15		5,695,000	6,691,625
TOTAL PERU			26,638,825
Philippines - 6.5%
Philippine Republic:
6.375% 1/15/32		2,275,000	2,107,333
7.75% 1/14/31		14,075,000	14,813,938
8.875% 3/17/15		13,520,000	14,939,600
9% 2/15/13		16,640,000	18,137,600
9.375% 1/18/17		12,905,000	14,969,800
9.5% 2/2/30		15,085,000	18,592,263
9.875% 1/15/19		20,625,000	25,162,500
10.625% 3/16/25		15,360,000	20,313,600
TOTAL PHILIPPINES			129,036,634
Russia - 8.6%
Russian Federation:
7.5% 3/31/30 (Reg. S)		117,744,550	119,958,139
11% 7/24/18 (Reg. S)		14,407,000	19,737,590
12.75% 6/24/28 (Reg. S)		19,162,000	30,753,094
TOTAL RUSSIA			170,448,823
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		7,545,000	6,450,975
Turkey - 9.2%
Turkish Republic:
6.75% 4/3/18		18,630,000	17,465,625
6.875% 3/17/36		16,310,000	14,292,453
7% 9/26/16		11,100,000	10,767,000
7% 3/11/19		19,940,000	18,893,150
7% 6/5/20		12,275,000	11,599,875
7.25% 3/5/38		7,775,000	7,055,813
7.375% 2/5/25		24,845,000	23,789,088
8% 2/14/34		9,770,000	9,758,276
9.5% 1/15/14		13,950,000	15,398,010
11% 1/14/13		16,660,000	19,117,350
11.5% 1/23/12		12,540,000	14,264,250
11.875% 1/15/30		13,775,000	19,922,783
TOTAL TURKEY			182,323,673
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - 1.2%
Ukraine Government:
6.385% 6/26/12 (e)		$ 8,095,000	$ 6,759,325
6.75% 11/14/17 (e)		7,470,000	5,341,050
6.875% 3/4/11 (Reg. S)		3,855,000	3,469,500
7.65% 6/11/13 (Reg. S)		9,285,000	7,776,188
TOTAL UKRAINE			23,346,063
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		8,393,307	7,994,625
8% 11/18/22		12,310,000	12,186,900
9.25% 5/17/17		3,315,000	3,729,375
TOTAL URUGUAY			23,910,900
Venezuela - 6.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		171,700	6,095,350
7% 3/31/38		9,570,000	5,502,750
8.5% 10/8/14		17,235,000	13,874,175
9% 5/7/23 (Reg. S)		14,860,000	10,179,100
9.25% 9/15/27		26,400,000	19,800,000
9.375% 1/13/34		11,545,000	7,850,600
10.75% 9/19/13		56,210,000	51,151,100
13.625% 8/15/18		20,503,000	21,323,120
TOTAL VENEZUELA			135,776,195
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		7,970,000	7,372,250
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,472,918,195)			1,403,372,350
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $3,871,566)	RUB	95,000,000	3,648,486
Common Stocks - 0.2%
	Shares
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	39,000	1,953,120
Common Stocks - continued
	Shares	Value
Korea (South) - 0.1%
Samsung Electronics Co. Ltd. GDR (e)	9,753	$ 2,184,672
TOTAL COMMON STOCKS (Cost $6,643,491)		4,137,792
Investment Companies - 2.2%

United States of America - 2.2%
iShares MSCI Emerging Markets Index ETF (Cost $48,987,193)	1,287,400	44,453,922
Preferred Securities - 4.1%
	Principal Amount (c)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%	22,585,000	22,434,638
Net Servicos de Comunicacao SA 9.25% (e)	10,220,000	9,898,542
TOTAL BRAZIL		32,333,180
United States of America - 2.5%
Pemex Project Funding Master Trust 7.75%	50,276,000	49,543,269
TOTAL PREFERRED SECURITIES (Cost $84,172,604)		81,876,449
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.92% (a) (Cost $111,455,731)	111,455,731	111,455,731
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $2,111,175,332)		1,961,161,215
NET OTHER ASSETS - 1.4%		27,032,819
NET ASSETS - 100%		$ 1,988,194,034
Security Type Abbreviation
ETF - Exchange Traded Fund
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
RUB	-	Russian ruble
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,130,884 or 13.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,834,212
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,961,161,215	$ 160,047,445	$ 1,794,874,545	$ 6,239,225
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 12,293,915
Total Realized Gain (Loss)	(418,053)
Total Unrealized Gain (Loss)	442,963
Cost of Purchases	-
Proceeds of Sales	(1,636,000)
Amortization/Accretion	-
Transfer in/out of Level 3	(4,443,600)
Ending Balance	$ 6,239,225

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,113,857,035. Net unrealized depreciation aggregated $152,695,820, of which $41,909,347 related to appreciated investment securities and $194,605,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008